Expense Example, No Redemption - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs
USD ($)	80	251	438	977	8	181	369	912